Offerings	Oct. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0001 par value per share
Amount Registered | shares	10,112,440
Proposed Maximum Offering Price per Unit	1.07
Maximum Aggregate Offering Price	$ 10,820,310.80
Amount of Registration Fee	$ 1,494.28
Offering Note	A registration fee of $1,784.32 has previously been paid in connection with the initial filing of the Registration Statement (File No. 333-295618), initially filed with the Securities and Exchange Commission on May 7, 2026. Accordingly, no registration fee is being paid with this Post-Effective Amendment No. 1 to the Registration Statement on Form F-1.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0001 par value per share
Amount Registered | shares	215,299
Proposed Maximum Offering Price per Unit	9.7550
Maximum Aggregate Offering Price	$ 2,100,241.75
Amount of Registration Fee	$ 290.04
Offering Note	A registration fee of $1,784.32 has previously been paid in connection with the initial filing of the Registration Statement (File No. 333-295618), initially filed with the Securities and Exchange Commission on May 7, 2026. Accordingly, no registration fee is being paid with this Post-Effective Amendment No. 1 to the Registration Statement on Form F-1.